Share Based Payments (Details) - Schedule of recognised share based payment expense - USD ($)	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Recognised Share Based Payment Expense [Abstract]
Expense arising from equity settled share-based payment transactions	$ 1,639,567	$ 45,509
Total share-based payment expense	$ 1,639,567	$ 45,509